Held for sale assets and liabilities	12 Months Ended
Mar. 31, 2021
Investments accounted for using equity method [abstract]
Held for sale assets and liabilities
43.	Held for sale assets and liabilities
As at March 31, 2021, certain assets of the Company related to defence business are classified as “Held for Sale” as they meet the criteria laid out under IFRS.
The below table outlines various assets and liabilities classifed as held for sale.

	As at March 31,
	2021		2021		2020
	(In millions)
Property, plant and equipment	US$	0.2	Rs.	11.4	Rs.	45.0
Intangible assets		30.0		2,196.6		1,899.3

Total assets	US$	30.2	Rs.	2,208.0	Rs.	1,944.3

Note: The transaction has been completed in April 2021.